CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Revenues		$ 13,397,793	$ 15,524,259	$ 15,309,365
Cost of revenues		(12,224,851)	(12,639,984)	(12,221,662)
GROSS PROFIT		1,172,942	2,884,275	3,087,703
OPERATING EXPENSES
Selling expenses		(34,392)	(34,766)	(139,386)
General and administrative expenses		(4,008,039)	(795,620)	(727,028)
Impairment losses		(1,999)	(656,253)
TOTAL OPERATING EXPENSES		(4,044,430)	(1,486,639)	(866,414)
(LOSS) INCOME FROM OPERATIONS		(2,871,488)	1,397,636	2,221,289
OTHER INCOME (EXPENSE)
Interest expenses, net of interest income		(106,817)	(134,004)	(153,191)
Other finance cost		(12,238)	(17,942)	(49,586)
Other (expense) income, net		(15,704)	97,679	1,490
Total other expense, net		(134,759)	(54,267)	(201,287)
(LOSS) INCOME BEFORE INCOME TAXES		(3,006,247)	1,343,369	2,020,002
INCOME TAXES PROVISION		(281,860)	(380,629)	(510,670)
NET (LOSS) INCOME		(3,288,107)	962,740	1,509,332
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment		(42,322)	119,645	(73,751)
COMPREHENSIVE (LOSS) INCOME		$ (3,330,429)	$ 1,082,385	$ 1,435,581
Earnings per share - Basic	[1]	$ (0.53)	$ 0.18	$ 0.27
Earnings per share - Diluted	[1]	$ (0.53)	$ 0.18	$ 0.27
Weighted Average Number of Ordinary Shares Outstanding - Basic	[1]	6,194,247	5,500,000	5,500,000
Weighted Average Number of Ordinary Shares Outstanding - Diluted	[1]	6,194,247	5,500,000	5,500,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1) and the Share Subdivision, Re-designation and the share surrender effected on November 3, 2023 (Note 12).